Organization	12 Months Ended
Dec. 31, 2011
Organization [Abstract]
Organization
1.  Organization

Morgan Stanley Smith Barney Charter Campbell L.P. (“Charter Campbell”), Morgan Stanley Smith Barney Charter Aspect L.P. (“Charter Aspect”), and Morgan Stanley Smith Barney Charter WNT L.P. (“Charter WNT”) (individually, a “Partnership”, or collectively, the “Partnerships”) are limited partnerships organized to engage primarily in the speculative trading of futures contracts, options on futures and forward contracts, and forward contracts on physical commodities and other commodity interests, including, but not limited to, foreign currencies, financial instruments, metals, energy, and agricultural products (collectively, “Futures Interests”) (refer to Note 5, Financial Instruments).

In 2009, Morgan Stanley and Citigroup Inc. (“Citigroup”) combined certain assets of the Global Wealth Management Group of Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) (“MS&Co.”), including Demeter Management LLC (“Demeter”) and the Smith Barney division of Citigroup Global Markets, Inc., into a new joint venture, Morgan Stanley Smith Barney Holdings LLC (“MSSBH”). As part of that transaction, Ceres Managed Futures LLC (“Ceres” or the “General Partner”) and Demeter were contributed to MSSBH, and each became a wholly-owned subsidiary of MSSBH. Prior to June 1, 2009, Demeter was a wholly-owned subsidiary of Morgan Stanley.

Effective December 1, 2010, MSSBH, together with the unanimous support of the respective Boards of Directors of Demeter and Ceres, combined the assets and operations of Demeter and Ceres into a single commodity pool operator, Ceres. Ceres will continue to be wholly-owned by MSSBH and replaced Demeter as the general partner. MSSBH is majority-owned indirectly by Morgan Stanley and minority-owned indirectly by Citigroup.

The non-clearing commodity broker is Morgan Stanley Smith Barney LLC (“MSSB”), the principal subsidiary of MSSBH. The clearing commodity brokers are MS&Co. and Morgan Stanley & Co. International plc (“MSIP”). MS&Co. also acts as the counterparty on all trading of the foreign currency forward contracts. MSIP serves as the commodity broker for trades on the London Metal Exchange (“LME”). Morgan Stanley Capital Group Inc. (“MSCG”) acts as the counterparty on all trading of the options on foreign currency forward contracts. MS&Co., MSIP, and MSCG are wholly-owned subsidiaries of Morgan Stanley.

Effective May 31, 2011, Morgan Stanley & Co. Incorporated changed its name to Morgan Stanley & Co. LLC.

Effective April 1, 2011, the monthly management fee payable by Charter WNT to the trading advisor was reduced from 1/6 of 1% (a 2% annual rate) to 1/12 of 1.5% (a 1.5% annual rate).

Effective January 1, 2011, the monthly management fee payable by Charter Campbell to the trading advisor was reduced from 1/12 of 2.65% (a 2.65% annual rate) to 1/6 of 1% (a 2% annual rate).

Effective September 29, 2009, the General Partner changed the name of Morgan Stanley Charter Campbell L.P., Morgan Stanley Charter Aspect L.P., and Morgan Stanley Charter WCM L.P., respectively, to Morgan Stanley Smith Barney Charter Campbell L.P., Morgan Stanley Smith Barney Charter Aspect L.P., and Morgan Stanley Smith Barney Charter WNT L.P., respectively.  The name change did not have any impact on the operation of each Partnership or its limited partners.

Ceres is required to maintain a 1% minimum interest in the equity of each Partnership and income (losses) are shared by Ceres and the limited partners based on their proportional ownership interest.